Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet

Supplemental balance sheet information related to leases was as follows as of September 30, 2025:

2025
Operating lease ROU assets	$18,534
Current operating lease obligation	$18,665
Non-current operating lease obligation	-
Total operating lease obligation	$18,665

Schedule of Undiscounted Future Minimum Lease

The undiscounted future minimum lease payment schedule as of September 30, 2025 is as follows by years:

2026	$18,802
Total lease payments	18,802
Less: interest	137
Present value of lease liabilities	$18,665